SUBORDINATED LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of subordinated liabilities [text block] [Abstract]
Disclosure of subordinated liabilities [text block]

32   SUBORDINATED LIABILITIES

The movement in subordinated liabilities during the year was as follows:

	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
The Group	£m	£m	£m	£m
At 1 January 2018	3,721	504	10,557	14,782

Issued during the year:
Floating Rate Subordinated Callable Notes 2028	–	–	201	201
Repurchases and redemptions during the year[1]:
6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities	(600)	–	–	(600)
Undated Perpetual Preferred Securities	(14)	–	–	(14)
10.5% Subordinated Bonds callable 2018	–	–	(150)	(150)
6.75% Subordinated Fixed Rate Notes callable 2018	–	–	(1,492)	(1,492)
	(614)	–	(1,642)	(2,256)
Foreign exchange movements	108	20	247	375
Other movements (all non-cash)	(5)	5	(357)	(357)
At 31 December 2018	3,210	529	9,006	12,745

Issued during the year:
4.1378% Dated Subordinated Notes due 2026	–	–	492	492
2.68229% Dated Subordinated Notes due 2038	–	–	70	70
2.0367% Dated Subordinated Notes due 2028	–	–	218	218
	–	–	780	780
Repurchases and redemptions during the year[1]:
13% Step-up Perpetual Capital Securities callable 2019	(49)	–	–	(49)
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019	–	–	(135)	(135)
9.375% Subordinated Bonds 2021	–	–	(328)	(328)
6.375% Subordinated Instruments 2019	–	–	(250)	(250)
	(49)	–	(713)	(762)
Foreign exchange movements	(83)	(36)	(276)	(395)
Other movements (all non-cash)	189	23	6	218
At 31 December 2019	3,267	516	8,803	12,586

1	The repurchases and redemptions in the year resulted in cash outflows of £762 million (2018: £2,256 million).

	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
The Bank	£m	£m	£m	£m
At 1 January 2018	2,251	418	6,672	9,341
Foreign exchange movements	88	19	203	310
Other movements (all non-cash)	(27)	–	(96)	(123)
At 31 December 2018	2,312	437	6,779	9,528
Issued in the year:
4.1378% Dated Subordinated Notes due 2026	–	–	492	492
2.68229% Dated Subordinated Notes due 2038	–	–	70	70
2.0367% Dated Subordinated Notes due 2028	–	–	218	218
	–	–	780	780
Repurchases and redemptions during the year[1]:
13% Step-up Perpetual Capital Securities callable 2019	(49)	–	–	(49)
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019	–	–	(135)	(135)
	(49)	–	(135)	(184)
Foreign exchange movements	(57)	(12)	(206)	(275)
Other movements (all non-cash)	28	–	32	60
At 31 December 2019	2,234	425	7,250	9,909

1	The repurchases and redemptions in 2019 resulted in cash outflows of £184 million.

These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of the depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of the specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of the holders of the dated subordinated liabilities. Neither the Group nor the Bank has had any defaults of principal, interest or other breaches with respect to its subordinated liabilities during the year (2018: none).